Financial Instruments - Liquidity Risk (Details) - Liquidity Risk - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Year one
Financial Instruments
Lease liabilities	€ 3,460	€ 2,970
Trade and other payables	44,601	33,658
Year two
Financial Instruments
Lease liabilities	3,394	2,457
Trade and other payables	1,301	1,974
Year 3-5
Financial Instruments
Lease liabilities	5,433	6,463
Trade and other payables	€ 3,617	€ 2,770